Financial Instruments - Financing receivables and net investment in financing lease (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	$ 4,069,000	$ 4,069,000	$ 3,831,000
Net investment in financing lease	275,433,000	275,433,000	278,904,000
Other Asset Impairment Charges			0
Allowance for expected credit losses	0	0
Collection Experience [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances/ loans to joint ventures	4,069,000	4,069,000	3,831,000
Credit Information [Member]
Financing Receivable, Recorded Investment [Line Items]
Net investment in financing lease	$ 275,433,000	$ 275,433,000	$ 278,904,000